UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 28, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

Semiannual Report

February 28, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2017

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	16

Officers and Trustees	18

Important Notices	19

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

February 28, 2017

Performance1,2

Portfolio Managers Thomas H. Luster, CFA, John H. Croft, CFA and Maria Cappellano

% Cumulative Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	09/27/2016	09/27/2016	—	—	—	–0.66%
Class A with 4.75% Maximum Sales Charge	—	—	—	—	—	–5.39
Class I at NAV	09/27/2016	09/27/2016	—	—	—	–0.55
Bloomberg Barclays U.S. Intermediate Corporate Bond Index	—	—	–0.62%	4.22%	3.26%	–0.83%

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					0.82%	0.57%
Net					0.65	0.40

% Distribution Rates/Yields[4]					Class A	Class I
Distribution Rate					2.54%	2.80%
SEC 30-day Yield – Subsidized					2.33	2.70
SEC 30-day Yield – Unsubsidized					–0.77	–0.49

Fund Profile

Credit Quality (% of bond holdings)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

February 28, 2017

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays U.S. Intermediate Corporate Bond Index measures the performance of investment-grade U.S. corporate securities with a maturity of one to ten years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Cumulative Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Cumulative Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 12/31/17. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

February 28, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 27, 2016 – February 28, 2017). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2016 – February 28, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/27/16)	Ending Account Value (2/28/17)	Expenses Paid During Period (9/27/16 – 2/28/17)		Annualized Expense Ratio

Actual*
Class A	$1,000.00	$993.40	$2.75	***	0.65%
Class I	$1,000.00	$994.50	$1.69	***	0.40%

*     The Fund had not commenced operations on September 1, 2016. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 155/365 (to reflect the period from commencement of operations on September 27, 2016 to February 28, 2017). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on September 27, 2016.

	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period (9/1/16 – 2/28/17)		Annualized Expense Ratio

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.26	***	0.65%
Class I	$1,000.00	$1,022.80	$2.01	***	0.40%

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on September 27, 2016.

***	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

February 28, 2017

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 98.7%
Security	Principal Amount (000’s omitted)	Value

Agriculture — 4.0%
Altria Group, Inc., 2.85%, 8/9/22	$100	$100,141
Philip Morris International, Inc., 1.25%, 11/9/17	100	100,079

		$200,220

Auto Manufacturers — 2.0%
General Motors Financial Co., Inc., 3.10%, 1/15/19	$100	$101,841

		$101,841

Banks — 17.8%
Bank of America Corp., 4.45%, 3/3/26	$100	$103,896
Credit Suisse AG, 5.40%, 1/14/20	45	48,409
Goldman Sachs Group, Inc., 6.15%, 4/1/18	100	104,767
HSBC USA, Inc., 2.375%, 11/13/19	100	100,553
JPMorgan Chase & Co., 6.125%, 6/27/17	100	101,515
Macquarie Bank, Ltd., 6.625%, 4/7/21(1)	100	112,755
Royal Bank of Canada, 4.65%, 1/27/26	100	106,678
Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	100	106,438
Santander Issuances SAU, 5.179%, 11/19/25	100	102,769

		$887,780

Commercial Services — 2.0%
Block Financial, LLC, 4.125%, 10/1/20	$100	$102,091

		$102,091

Diversified Financial Services — 6.3%
Discover Financial Services, 3.85%, 11/21/22	$100	$102,207
Janus Capital Group, Inc., 4.875%, 8/1/25	100	105,934
Legg Mason, Inc., 4.75%, 3/15/26	100	105,635

		$313,776

Electric — 8.2%
AES Gener SA, 5.25%, 8/15/21(1)	$100	$105,635
Dominion Resources, Inc., 1.90%, 6/15/18	100	99,979
Exelon Corp., 1.55%, 6/9/17	100	100,031
Georgia Power Co., 1.95%, 12/1/18	100	100,517

		$406,162

Gas — 2.1%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	$100	$104,000

		$104,000

Security	Principal Amount (000’s omitted)	Value

Health Care – Products — 2.0%
Medtronic, Inc., 2.50%, 3/15/20	$100	$101,520

		$101,520

Health Care – Services — 4.1%
MEDNAX, Inc., 5.25%, 12/1/23(1)	$100	$103,625
UnitedHealth Group, Inc., 1.40%, 10/15/17	100	100,085

		$203,710

Home Furnishings — 2.1%
Harman International Industries, Inc., 4.15%, 5/15/25	$100	$103,314

		$103,314

Housewares — 2.1%
Newell Brands, Inc., 3.85%, 4/1/23	$100	$104,189

		$104,189

Insurance — 4.1%
Berkshire Hathaway Finance Corp., 2.00%, 8/15/18	$100	$101,098
XLIT, Ltd., 2.30%, 12/15/18	100	100,614

		$201,712

Internet — 2.1%
Symantec Corp., 5.00%, 4/15/25(1)	$100	$102,754

		$102,754

Iron & Steel — 2.1%
Nucor Corp., 4.125%, 9/15/22	$100	$107,071

		$107,071

Lodging — 2.0%
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(1)	$100	$99,400

		$99,400

Mining — 4.1%
Glencore Funding, LLC, 4.125%, 5/30/23(1)	$100	$102,891
Southern Copper Corp., 3.875%, 4/23/25	100	101,483

		$204,374

Oil & Gas — 4.2%
Anadarko Petroleum Corp., 3.45%, 7/15/24	$100	$99,426
Encana Corp., 6.50%, 5/15/19	100	108,598

		$208,024

5	See Notes to Financial Statements.

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

February 28, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Pharmaceuticals — 4.0%
Mylan N.V., 3.95%, 6/15/26	$100	$97,854
Teva Pharmaceutical Finance IV, LLC, 2.25%, 3/18/20	100	98,990

		$196,844

Pipelines — 2.2%
Regency Energy Partners, L.P./Regency Energy Finance Corp., 5.00%, 10/1/22	$100	$107,260

		$107,260

Real Estate Investment Trusts (REITs) — 6.1%
AvalonBay Communities, Inc., 3.50%, 11/15/24	$100	$102,004
CBL & Associates, L.P., 5.95%, 12/15/26	100	99,930
Simon Property Group, L.P., 2.20%, 2/1/19	100	100,847

		$302,781

Retail — 4.1%
CVS Health Corp., 2.25%, 8/12/19	$100	$100,749
Walgreens Boots Alliance, Inc., 3.30%, 11/18/21	100	102,326

		$203,075

Software — 5.2%
Electronic Arts, Inc., 3.70%, 3/1/21	$100	$103,926
Fidelity National Information Services, Inc., 3.625%, 10/15/20	100	103,747
Microsoft Corp., 3.625%, 12/15/23	50	52,734

		$260,407

Telecommunications — 3.8%
AT&T, Inc., 2.625%, 12/1/22	$100	$97,333
Verizon Communications, Inc., 2.625%, 8/15/26	100	91,839

		$189,172

Transportation — 2.0%
A.P. Moller - Maersk A/S, 3.75%, 9/22/24(1)	$100	$98,892

		$98,892

Total Corporate Bonds & Notes (identified cost $4,945,857)		$4,910,369

Short-Term Investments — 0.9%

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.92%(2)	45,240	$45,254

Total Short-Term Investments (identified cost $45,246)		$45,254

Total Investments — 99.6% (identified cost $4,991,103)		$4,955,623

Other Assets, Less Liabilities — 0.4%		$21,071

Net Assets — 100.0%		$4,976,694

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2017, the aggregate value of these securities is $725,952 or 14.6% of the Fund’s net assets.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2017.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	79.7%	$3,966,981
Canada	4.3	215,276
Australia	2.3	112,755
United Kingdom	2.1	106,438
Chile	2.1	105,635
Spain	2.1	102,769
Cayman Islands	2.0	100,614
Denmark	2.0	98,892
Netherlands	2.0	97,854
Switzerland	1.0	48,409

Total Investments	99.6%	$4,955,623

6	See Notes to Financial Statements.

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

February 28, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2017
Unaffiliated investments, at value (identified cost, $4,945,857)	$4,910,369
Affiliated investment, at value (identified cost, $45,246)	45,254
Interest receivable	51,317
Dividends receivable from affiliated investment	32
Receivable from affiliate	12,187
Total assets	$5,019,159

Liabilities
Payable to affiliates:
Investment adviser and administration fee	$1,215
Distribution and service fees	3
Accrued expenses	41,247
Total liabilities	$42,465
Net Assets	$4,976,694

Sources of Net Assets
Paid-in capital	$5,051,184
Accumulated net realized loss	(38,623)
Accumulated distributions in excess of net investment income	(387)
Net unrealized depreciation	(35,480)
Total	$4,976,694

Class A Shares
Net Assets	$13,717
Shares Outstanding	1,392
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.85
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.34

Class I Shares
Net Assets	$4,962,977
Shares Outstanding	503,823
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.85

On sales of $50,000 or more, the offering price of Class A shares is reduced.

7	See Notes to Financial Statements.

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

February 28, 2017

Statement of Operations (Unaudited)

Investment Income	Period Ended February 28, 2017(1)
Interest	$54,760
Interest allocated from/dividends from affiliated investment	625
Expenses allocated from affiliated investment	(5)
Total investment income	$55,380

Expenses
Investment adviser and administration fee	$6,661
Distribution and service fees
Class A	12
Trustees’ fees and expenses	396
Custodian fee	11,224
Transfer and dividend disbursing agent fees	257
Legal and accounting services	22,487
Printing and postage	1,317
Registration fees	21,248
Miscellaneous	3,264
Total expenses	$66,866
Deduct — Allocation of expenses to affiliate	$58,533
Total expense reductions	$58,533

Net expenses	$8,333

Net investment income	$47,047

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(38,620)
Investment transactions in/allocated from affiliated investment	(3)
Net realized loss	$(38,623)
Change in unrealized appreciation (depreciation) —
Investments	$(35,488)
Investments — affiliated investment	8
Net change in unrealized appreciation (depreciation)	$(35,480)

Net realized and unrealized loss	$(74,103)

Net decrease in net assets from operations	$(27,056)

(1)	For the period from the start of business, September 27, 2016, to February 28, 2017.

8	See Notes to Financial Statements.

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

February 28, 2017

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended February 28, 2017 (Unaudited)(1)
From operations —
Net investment income	$47,047
Net realized loss from investment transactions	(38,623)
Net change in unrealized appreciation (depreciation) from investments	(35,480)
Net decrease in net assets from operations	$(27,056)
Distributions to shareholders —
From net investment income
Class A	$(95)
Class I	(47,339)
Total distributions to shareholders	$(47,434)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$13,750
Class I	4,990,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	95
Class I	47,339
Net increase in net assets from Fund share transactions	$5,051,184
Net increase in net assets	$4,976,694

Net Assets
At beginning of period	$—
At end of period	$4,976,694

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(387)

(1)	For the period from the start of business, September 27, 2016, to February 28, 2017.

9	See Notes to Financial Statements.

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

February 28, 2017

Financial Highlights

	Class A
	Period Ended February 28, 2017 (Unaudited)(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.083
Net realized and unrealized loss	(0.149)

Total loss from operations	$(0.066)

Less Distributions
From net investment income	$(0.084)

Total distributions	$(0.084)

Net asset value — End of period	$9.850

Total Return(3)(4)	(0.66	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.65	%(6)
Net investment income	2.00	%(6)
Portfolio Turnover	23	%(5)

(1)	For the period from the start of business, September 27, 2016, to February 28, 2017.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 2.81% of average daily net assets for the period ended February 28, 2017). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

February 28, 2017

Financial Highlights — continued

	Class I
	Period Ended February 28, 2017 (Unaudited)(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.094
Net realized and unrealized loss	(0.149)

Total loss from operations	$(0.055)

Less Distributions
From net investment income	$(0.095)

Total distributions	$(0.095)

Net asset value — End of period	$9.850

Total Return(3)(4)	(0.55	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,963
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.40	%(6)
Net investment income	2.26	%(6)
Portfolio Turnover	23	%(5)

(1)	For the period from the start of business, September 27, 2016, to February 28, 2017.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 2.81% of average daily net assets for the period ended February 28, 2017). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

February 28, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance 1-to-10 Year Laddered Corporate Bond Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on September 27, 2016. The Fund’s investment objective is to seek current income. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro-rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business

12

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to February 28, 2017 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,991,412

Gross unrealized appreciation	$15,715
Gross unrealized depreciation	(51,504)

Net unrealized depreciation	$(35,789)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.32% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the period ended February 28, 2017, the investment adviser and administration fee amounted to $6,661 or 0.32% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.65% and 0.40% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after December 31, 2017. Pursuant to this agreement, EVM was allocated $58,533 of the Fund’s operating expenses for the period ended February 28, 2017. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the period ended February 28, 2017, EVM earned $20 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received no sales charge on sales of Class A shares for the period ended February 28, 2017. EVD received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended February 28, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended February 28, 2017 amounted to $12 for Class A shares.

13

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the period ended February 28, 2017, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $5,793,200 and $994,286, respectively, for the period ended February 28, 2017.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Period Ended February 28, 2017 (Unaudited)(1)

Sales	1,382
Issued to shareholders electing to receive payments of distributions in Fund shares	10

Net increase	1,392

Class I	Period Ended February 28, 2017 (Unaudited)(1)

Sales	499,000
Issued to shareholders electing to receive payments of distributions in Fund shares	4,823

Net increase	503,823

(1)	For the period from the start of business, September 27, 2016, to February 28, 2017.

At February 28, 2017, EVM owned 99.9% of the value of the outstanding shares of the Fund.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

14

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

At February 28, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$4,910,369	$—	$4,910,369
Short-Term Investments	—	45,254	—	45,254

Total Investments	$—	$4,955,623	$—	$4,955,623

15

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

February 28, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each, a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on August 9-10, 2016, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement of Eaton Vance 1-to-10 Year Laddered Corporate Bond Fund (the “Fund”) with Eaton Vance Management (the “Adviser”).

Prior to voting its approval of the investment advisory and administrative agreement, the Board received information from the Adviser that the Board considered reasonably necessary to evaluate the terms of the agreement. The Board considered information furnished by the Adviser for the August 9-10, 2016 meeting relating specifically to the Fund, as well as information furnished for prior meetings of the Board and its committees. The Board also considered information provided in connection with the annual contract review process for other Eaton Vance Funds.

The information that the Board considered included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees payable by the Fund and the anticipated expense ratio of the Fund;

•	Information concerning the advisory and related fees to be payable by the Fund with fees paid by comparable funds (“comparable funds”);

•	Information comparing the expected total expense ratio and its components to comparable funds;

•	Profitability analyses for the Adviser with respect to the Fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided by the Adviser, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about policies and practices with respect to trading, including processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the Adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by the Adviser and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser and its affiliates; and

•	The terms of the investment advisory and administrative agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory and administrative agreement with the Adviser, including its fee structure, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement for the Fund. The conclusions reached with respect to the investment advisory and administrative agreement were based on a

16

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

February 28, 2017

Board of Trustees’ Contract Approval — continued

comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Board may have placed varying emphasis on particular factors in reaching conclusions with respect to the investment advisory and administrative agreement.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of such investment professionals in analyzing factors relevant to investing in investment grade fixed income securities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention expected to be devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services to be provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, will be appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

Because the Fund had not yet commenced operations when the agreement was approved, the Fund had no performance record.

Management Fees and Expenses

The Board considered contractual fee rates to be payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and estimated total expense ratio for a one-year period, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses.

After considering the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded that the management fees proposed to be charged to the Fund for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to marketing support or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits expected to be received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered to the Fund, the profits expected to be realized by the Adviser and its affiliates with respect to the Fund are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. Based upon the foregoing, the Board concluded that, assuming reasonably foreseeable asset levels of the Fund, the structure of the advisory fee under the investment advisory and administrative agreement, which includes breakpoints at several asset levels, can be expected to allow the Fund to share in any benefits from economies of scale in the future.

17

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

February 28, 2017

Officers and Trustees

Officers of Eaton Vance 1-to-10 Year Laddered Corporate Bond Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance 1-to-10 Year Laddered Corporate Bond Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

18

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

19

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

24973    2.28.17

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 27, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 27, 2017